Garpa Resources, Inc.
5411 Calderwood Crescent
Richmond, British Columbia
Canada, V7C 3G2

Tel: (604) 681-0209
Fax: (604) 687-4670

November 22, 2005

VIA EDGAR

US Securities and Exchange Commission
SEC Office of Small Business
450 Fifth Street, NW
Washington, DC 20549-0304
USA

Re: Garpa Resources, Inc. (the “Company”) - Form SB-2/A No.1 Enclosed

The Company is submitting the enclosed Form SB-2/A No. 1 registration statement for review. This amendment is being submitted to correct the missing delaying amendment from the cover page caused by a scripting error.

We sincerely apologize for the above mistake. If you have any questions please don't hesitate to contact our securities attorney Joseph I. Emas at telephone 305 531-1174.

Yours truly,

Garpa Resources, Inc.

Per:

/s/ Gary Schellenberg

Gary Schellenberg
President

Encls.